SUPPLEMENT DATED OCTOBER 25, 2013

TO THE PROSPECTUS FOR FIRST INVESTORS LIFE SINGLE PREMIUM VARIABLE LIFE
INSURANCE POLICY A MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
OFFERED BY FIRST INVESTORS LIFE INSURANCE COMPANY
THROUGH FIRST INVESTORS LIFE SEPARATE ACCOUNT E
DATED MAY 1, 2013

1. Under the heading “Life Series Funds” on page 10, the reference to Paradigm Capital Management, Inc., in the second paragraph is deleted in its entirety.

2. The address listed for First Investors Life Insurance Company and any affiliated company as 55 Broadway, New York, NY 10006 is deleted and replaced with the following:

40 Wall Street, New York, NY 10005.

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Please retain this Supplement for future reference.

SPVL1013